SHARE-BASED PAYMENTS (Details 3) - Deferred Shares [Member] shares in Thousands, Pure in Thousands	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Restricted shares outstanding at January	889	1,168	6,065
New deferred shares during the period	47	44	110
Deferred shares granted during the period		(214)	(4,964)
Deferred shares forfeited during the period		(109)	(43)
Restricted shares outstanding at rhe end of the year	936	889	1,168